Right-of-use assets and lease liabilities (Details) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)
Right-of-use of leased assets [Abstract]
Balance, beginning of period	SFr 2,255		SFr 2,185
Additions	400		500
Disposals	0		(10)
Depreciation	(432)	$ (432)	(420)	$ (420)
Balance, end of period	2,223		2,255
Impact on statements of income/(loss) and cash flows [Abstract]
Depreciation of right-of-use assets	432	432	420	420
Interest expense on lease liabilities | $		53		52
Expense for short-term leases and leases of low value | $		603		565
Total | $		1,088		1,037
Total cash outflow for leases | $		1,088		1,037
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities | $		2,367		2,403
Within 1 Year [Member]
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities | $		485		485
Between 1 and 3 Years [Member]
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities | $		970		970
Between 3 and 5 Years [Member]
Contractual undiscounted cash flows for lease liabilities [Abstract]
Contractual undiscounted cash flows for lease liabilities | $		$ 912		$ 948
Buildings [Member]
Right-of-use assets and lease liabilities [Abstract]
Weighted average incremental borrowing rate		2.50%
Right-of-use of leased assets [Abstract]
Balance, beginning of period	2,106		2,106
Additions	400		400
Disposals	0		0
Depreciation	(400)		(400)
Balance, end of period	2,106		2,106
Impact on statements of income/(loss) and cash flows [Abstract]
Depreciation of right-of-use assets	400		400
Office Equipment [Member]
Right-of-use assets and lease liabilities [Abstract]
Weighted average incremental borrowing rate		4.20%
Right-of-use of leased assets [Abstract]
Balance, beginning of period	81		79
Additions	0		29
Disposals	0		(10)
Depreciation	(18)		(17)
Balance, end of period	63		81
Impact on statements of income/(loss) and cash flows [Abstract]
Depreciation of right-of-use assets	18		17
IT Equipment [Member]
Right-of-use assets and lease liabilities [Abstract]
Weighted average incremental borrowing rate		2.60%
Right-of-use of leased assets [Abstract]
Balance, beginning of period	68		0
Additions	0		71
Disposals	0		0
Depreciation	(14)		(3)
Balance, end of period	54		68
Impact on statements of income/(loss) and cash flows [Abstract]
Depreciation of right-of-use assets	SFr 14		SFr 3